The Company has the following payment commitments with respect to consulting and other contractual obligations: (Details)	Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Contractual obligations	$ 2,142,000
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	875,000
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	$ 1,267,000